Related Party Transactions - Summary of Revenues and Associated Expenses (Details) - Joint ventures where entity is venturer - Husky Midstream Limited Partnership - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Revenues from Construction and Management Services	$ 164	$ 155
Transportation Expenses	$ 258	$ 278